CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net loss	$ (2,767,273)	$ (700,122)	$ (2,167,544)	$ (3,076,091)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Non-cash stock compensation issued for services	60,800	26,600	46,000	2,092,664
Non-cash stock compensation issued to employees	345,972		17,750	0
Fair value of stock options issued to employees	596,390		69,787	0
Loss on settlement of debt			93,750	0
Amortization of discount on notes payable	208,071	256,703	337,413	366,126
Amortization of leasehold right of use asset	11,098	3,614	14,558	0
Amortization of discount on notes payable options	15,555		0	0
Amortization of discount on notes payable warrants	18,742		0	0
Amortization of discount on notes payable issuance costs	20,577		0	0
Depreciation and amortization	5,958	3,465	10,788	5,190
Changes in assets and liabilities:
Accounts receivable	(63,641)	(14,315)	218,341	(139,202)
Inventories	(142,721)	(32,962)	(57,874)	15,366
Prepaid expenses and other current assets	(25,880)	53,974	53,544	200,596
Deferred revenue	(357,143)	4,636,937	4,266,820	18,895
Accounts payable and accrued expenses	(62,070)	1,280	(200,298)	(377,814)
Leasehold liability	(10,484)	(3,370)	(13,582)	0
Accrued interest - related party	(49,610)	24,458	89,792	0
Accrued compensation	182,157	(1,546,030)	(1,410,077)	241,299
Income taxes payable	(912)		912	0
Deferred tax liabilities			433
Net cash provided by (used in) operating activities	(2,014,414)	2,710,232	1,370,513	(652,971)
Payments to acquire property, plant and equipment	(20,528)	(64,839)	(64,839)	(19,400)
Payments to acquire property, plant and equipment	(9,202)		(49,867)	0
Net cash (used) in investing activities	(29,730)	(64,839)	(114,706)	(19,400)
Cash flows from financing activities:
Proceeds from the sale of common stock			0	47,000
Proceeds from the sale of common stock - related parties			0	30,000
Proceeds from convertible notes payable			0	855,000
Proceeds from convertible notes payable - related parties			0	40,000
Proceeds from the sale of notes payable	2,644,510
Cash paid for related party notes payable	(40,000)	(62,743)	(97,743)	(113,145)
Cash paid for notes payable	(295,000)	(131,722)	(131,722)	0
Net cash (used in) provided by financing activities	2,309,510	(194,465)	(229,465)	858,855
Increase (decrease) in cash and cash equivalents	265,366	2,450,928	1,026,342	186,484
Cash and cash equivalents at beginning of period	1,238,585	212,243	212,243	25,759
Cash and cash equivalents at end of period	1,503,951	2,663,171	1,238,585	212,243
Interest	78,456	9,823	84,043	6,071
Taxes	1,062		912	912
Leasehold right of use asset and leasehold liability upon adoption of ASU 2016-02, lease (Topic 842)		116,441	116,441	0
Common stock issued for conversion of notes payable and accrued interest	767,160	238,723	238,723	211,083
Common stock issued for prepaid services			0	387,000
Beneficial conversion feature on convertible notes	182,460		0	895,000
Fair value of shares issued with debt	767,160	$ 238,723	238,723	211,083
Fair value of warrants issued with debt	882,629		0	0
Fair value of warrants issued related to debt placement	$ 47,293		0	0
Settlement of accrued compensation			$ 712,162	$ 1,681,233